Financial Instruments - Fair Value of Assets and Liabilities Measured on Recurring Basis (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bunker put options		$ 2,443
Bunker call options	$ 154
Recurring Basis | Significant Other Observable Inputs Assets / (Liabilities) (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	(8,887)	(10,265)
Bunker swaps	0	(9,228)
Bunker put options	0	2,443
Bunker call options	154	0
Total	$ (8,733)	$ (17,050)